Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net Income	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 909,000	$ 1,903,000	$ 1,478,000	$ 1,629,000	$ 7,207,221	$ 5,918,340	$ 5,924,656
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense									0
Stock Compensation Expense									0	25,358	7,912
Net Cash Provided By Operating Activities									14,500,346	13,567,409	11,361,575
Investing Activities:
Increase in Loans Receivable									(42,300,871)	(33,002,340)	(29,008,003)
Net Cash Provided By Investing Activities									(52,066,796)	(60,475,134)	(19,351,440)
Financing Activities:
Payments for Repurchase of Preferred Stock and Preference Stock									0	0
Repayments of Convertible Debt									0	(20,000)	0
Proceeds from Stock Options Exercised									10,310
Dividends Paid to Shareholders-Preferred Stock									0	0	(422,889)
Dividends Paid to Shareholders-Common Stock									(1,063,626)	(1,060,729)	(942,552)
Net Cash Provided (Used) By Financing Activities									39,952,736	47,852,800	8,982,463
Net Increase (Decrease) in Cash and Cash Equivalents									2,386,286	945,075	992,598
Cash and Cash Equivalents at Beginning of Year				10,319,624				9,374,549	10,319,624	9,374,549	8,381,951
Cash And Cash Equivalents At End Of Year	12,705,910				10,319,624				12,705,910	10,319,624	9,374,549
Parent Company [Member]
Operating Activities:
Net Income									7,207,221	5,918,340	5,924,656
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(1,523,443)	(136,682)	(410,959)
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense									0
Stock Compensation Expense									0	0	7,912
(Increase) Decrease In Accounts Receivable And Other Assets									13,666	3,117	14,207
Increase (Decrease) in Accounts Payable									1,635	(33,612)	15,841
Net Cash Provided By Operating Activities									5,699,079	5,776,521	5,551,657
Proceeds from Sale of Other Investments									0
Investing Activities:
Increase in Loans Receivable										95,438	0
Net Cash Provided By Investing Activities									0	95,438	0
Financing Activities:
Repayments of Notes Payable									(6,137,500)	(4,500,000)
Payments for Repurchase of Preferred Stock and Preference Stock									0	0
Repayments of Convertible Debt									0
Proceeds from Stock Options Exercised									10,310
Proceeds from Notes Payable									0	0
Dividends Paid to Shareholders-Preferred Stock									0	0	(422,889)
Dividends Paid to Shareholders-Common Stock									(1,063,626)	(1,060,729)	(942,552)
Net Cash Provided (Used) By Financing Activities									(7,178,620)	(5,404,554)	(9,705,441)
Net Increase (Decrease) in Cash and Cash Equivalents									(1,479,541)	467,405	(4,153,784)
Cash and Cash Equivalents at Beginning of Year				$ 5,098,959				$ 4,631,554	5,098,959	4,631,554	8,785,338
Cash And Cash Equivalents At End Of Year	$ 3,619,418				$ 5,098,959				$ 3,619,418	$ 5,098,959	$ 4,631,554